MARKETABLE SECURITIES	9 Months Ended
Dec. 31, 2025
MARKETABLE SECURITIES
MARKETABLE SECURITIES

4. MARKETABLE SECURITIES

As at December 31, 2025, the fair value of its current holdings was $6,204 (March 31, 2025 - $22,086) and during the nine months ended December 31, 2025 there was a negative change of fair value adjustment of $15,882 (December 31, 2024 – $19,301 negative change). The marketable securities include 550,000 units (shares and warrants) of Carlyle Commodities Corp., a Canadian public company listed on the TSX Venture Exchange.

As at December 31, 2025, the Company held the following marketable securities:

Company	Shares/Warrants Held	Cost	Fair Value At December 31, 2025	Fair Value At March 31, 2025	Change in Fair Value
	(#)	($)	($)	($)	($)
Carlyle Commodities Corp - Shares	550,000	907,500	5,500	8,250	(2,750)
Carlyle Commodities Corp - Warrants	550,000	727,000	–	–	–
Other	1,678,839	14,237	704	13,836	(13,133)
Total	2,778,839	1,648,737	6,204	22,086	(15,883)